Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 90.7%	Shares	Value
Australia - 4.3%
BHP Group Ltd., Sponsored ADR(a)	226,536	$ 11,578,255
CSL Ltd.	47,928	9,857,254
Woodside Petroleum Ltd.	376,675	8,629,802
Canada - 2.9%
Enbridge, Inc.	205,638	8,363,298
Great-West Lifeco, Inc.	451,574	11,700,523
Denmark - 1.5%
Novo Nordisk A/S, Sponsored ADR	173,565	10,557,959
France - 9.7%
Air Liquide S.A.	58,123	8,404,005
AXA S.A.	431,210	11,466,592
BNP Paribas S.A.	217,161	11,524,235
Dassault Systemes SE	32,230	5,579,478
Kering S.A.	17,120	10,460,711
L'Oreal S.A.	30,969	8,613,924
TOTAL S.A.	230,118	11,204,646
Germany - 10.2%
Allianz SE, Sponsored ADR	487,512	11,578,410
Allianz SE, Unsponsored ADR*	2,959	70,276
BASF SE	124,509	8,403,975
Continental AG	114,057	13,015,912
Fresenius SE & Co. KGaA	203,910	10,411,754
Muenchener Rueckversicherungs-Gesellschaft AG	35,951	10,599,840
SAP SE, Sponsored ADR	64,700	8,460,819
Siemens AG	68,468	8,444,743
Hong Kong - 1.2%
AAC Technologies Holdings, Inc.	1,121,104	7,885,649
Ireland - 2.7%
Kerry Group PLC, Class A	68,588	8,770,611
Ryanair Holdings PLC, Sponsored ADR*	115,492	10,002,762
Japan - 12.6%
Astellas Pharma, Inc.	674,075	11,910,991
FANUC Corp.	31,123	5,668,432
JGC Corp.	660,796	9,493,073
Komatsu Ltd.	496,345	10,974,701
Kubota Corp.	639,351	10,011,980
Nitto Denko Corp.	151,849	8,441,002
ORIX Corp.	735,494	12,424,308
SYSMEX Corp.	102,962	7,365,928
Tokyo Electron Ltd.	51,157	11,251,784
Mexico - 3.8%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,420,351	14,916,243
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	387,793	11,373,969
Norway - 1.8%
DNB ASA	728,629	12,738,307
Singapore - 2.5%
Singapore Telecommunications Ltd.	2,395,925	5,765,219
United Overseas Bank Ltd.	602,413	11,236,285
South Africa - 1.0%
MTN Group Ltd.	1,284,101	6,874,295

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	2,386,855	12,355,831
Sweden - 3.2%
Essity AB, Class B	331,493	10,523,555
Sandvik AB	640,753	11,694,827
Switzerland - 10.0%
ABB Ltd.	432,010	10,058,031
Adecco Group AG	199,963	11,715,464
Coca-Cola HBC AG	260,698	9,575,993
Givaudan S.A.	2,825	9,321,006
Nestle S.A., Sponsored ADR	86,912	9,582,917
Novartis AG, Sponsored ADR	87,130	8,234,656
Roche Holding AG	32,582	10,930,239
Taiwan - 2.3%
Largan Precision Co. Ltd.	67,500	10,484,611
MediaTek, Inc.	439,930	5,566,164
Turkey - 1.9%
Tupras Turkiye Petrol Rafinerileri AS	687,001	12,906,753
United Kingdom - 12.4%
British American Tobacco PLC	261,439	11,528,117
Compass Group PLC	431,549	10,668,838
Diageo PLC, Sponsored ADR	59,693	9,428,509
Next PLC	115,280	10,476,571
Prudential PLC, Sponsored ADR	401,426	14,274,709
Reckitt Benckiser Group PLC	133,739	11,070,014
Royal Dutch Shell PLC, Class B, Sponsored ADR(a)	157,676	8,400,977
WPP PLC	834,165	10,371,622
United States - 4.9%
Aflac, Inc.	237,242	12,234,570
Credicorp Ltd.	56,783	11,730,232
Mettler-Toledo International, Inc.*	12,675	9,597,257
Total common stocks (cost $411,360,235)		628,763,413

PREFERRED STOCKS - 5.2%
Colombia - 1.7%
Bancolombia S.A., Sponsored ADR	222,900	11,695,563
Germany - 3.5%
Henkel AG & Co. KGaA, Sponsored ADR	384,886	9,785,727
Volkswagen AG	82,675	14,833,005
Total preferred stocks (cost $20,813,841)		36,314,295

MONEY MARKET FUNDS - 2.8%
First American Government Obligations Fund - Class X, 1.49%#	19,126,777	19,126,777
Total money market funds (cost $19,126,777)		19,126,777
Total investment portfolio (cost $451,300,853) - 98.7%		684,204,485
Other assets in excess of liabilities - 1.3%		9,349,289
Total net assets - 100.0%		$ 693,553,774

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $18,089,274 or 2.6% of net assets as of the date of this report.
ADR—American Depositary Receipt
* Non-income producing security
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as the date of this report:
	Level 1	Level 2
Common stocks:
Australia	$ 11,578,255	$ 18,487,056
Canada	8,363,298	11,700,523
Denmark	10,557,959	-
France	-	67,253,591
Germany	8,531,095	62,454,634
Hong Kong	-	7,885,649
Ireland	10,002,762	8,770,611
Japan	-	87,542,199
Mexico	26,290,212	-
Norway	-	12,738,307
Singapore	-	17,001,504
South Africa	-	6,874,295
Spain	-	12,355,831
Sweden	-	22,218,382
Switzerland	17,817,573	51,600,733
Taiwan	-	16,050,775
Turkey	-	12,906,753
United Kingdom	32,104,195	54,115,162
United States	33,562,059	-
Preferred stocks:
Colombia	11,695,563	-
Germany	9,785,727	14,833,005
Money market funds	19,126,777	-
Total investment portfolio	$ 199,415,475	$ 484,789,010

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.